As filed with the Securities and Exchange Commission on November ___, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 96.4%
Banks: 2.4%
11,200	PNC Financial Services Group, Inc.	$999,040
Capital Goods: 4.2%
11,600	Illinois Tool Works, Inc.	954,796
9,400	United Technologies Corp.	836,506
		1,791,302
Consumer Durables & Apparel: 2.2%
9,700	Under Armour, Inc. *	938,766
Consumer Services: 3.0%
22,000	Starbucks Corp.	1,250,480
Diversified Financials: 6.7%
4,200	Intercontinental-Exchange, Inc.	986,958
10,300	McGraw Hill Financial, Inc.	890,950
14,300	Northern Trust Corp.	974,688
		2,852,596
Energy: 3.4%
8,800	EOG Resources, Inc.	640,640
11,350	Schlumberger Ltd.	782,810
		1,423,450
Food & Staples Retailing: 2.6%
7,700	Costco Wholesale Corp.	1,113,189
Food, Beverage & Tobacco: 2.3%
10,000	Brown-Forman Corp.	969,000
Health Care Equipment & Services: 9.9%
22,800	Abbott Laboratories	917,016
10,975	AmerisourceBergen Corp.	1,042,515
16,000	Cerner Corp. *	959,360
11,100	UnitedHealth Group, Inc.	1,287,711
		4,206,602
Household & Personal Products: 7.2%
9,900	The Clorox Co.	1,143,747
15,300	Colgate-Palmolive Co.	970,938
11,800	Estée Lauder Companies, Inc. - Class A	952,024
		3,066,709
Materials: 2.3%
8,800	Ecolab, Inc.	965,536
Media: 2.8%
11,750	The Walt Disney Co.	1,200,850
Pharmaceuticals, Biotechnology & Life Sciences: 6.8%
3,100	Biogen, Inc. *	904,611
9,450	Celgene Corp. *	1,022,206
18,900	Merck & Co., Inc.	933,471
		2,860,288
Retailing: 10.2%
10,600	The Home Depot, Inc.	1,224,194
800	Priceline Group, Inc. *	989,488

15,100	The TJX Companies, Inc.	1,078,442
13,600	Williams-Sonoma, Inc.	1,038,360
		4,330,484
Semiconductors & Semiconductor Equipment: 2.5%
18,600	Analog Devices, Inc.	1,049,226
Software & Services: 15.6%
14,400	Adobe Systems, Inc. *	1,183,968
15,200	Akamai Technologies, Inc. *	1,049,712
12,700	Automatic Data Processing, Inc.	1,020,572
975	Google, Inc. - Class A *	622,411
777	Google, Inc. - Class C *	472,742
24,000	Microsoft Corp.	1,062,240
17,000	Visa, Inc.	1,184,220
		6,595,865
Technology Hardware & Equipment: 7.7%
18,500	Amphenol Corp.	942,760
13,000	Apple, Inc.	1,433,900
16,750	QUALCOMM, Inc.	899,977
		3,276,637
Transportation: 4.6%
17,500	Canadian National Railway Co.	993,300
13,350	J.B. Hunt Transport Services, Inc.	953,190
		1,946,490
TOTAL COMMON STOCKS
(Cost $34,717,136)		40,836,510
SHORT-TERM INVESTMENTS: 3.7%
Money Market Fund: 3.7%
1,566,876	Invesco Short-Term Prime Portfolio - Institutional Class, 0.08% 1	1,566,876
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,566,876)		1,566,876
TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $36,284,012)		42,403,386
Liabilities in Excess of Other Assets: (0.1)%		(22,684)
TOTAL NET ASSETS: 100.0%		$42,380,702

*	Non-income producing security.
1	Seven-day yield as of September 30, 2015.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Cost of investments	$36,284,012

Gross unrealized appreciation	7,635,583
Gross unrealized depreciation	(1,516,209)
Net unrealized appreciation	$6,119,374

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semiannual report.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015. See the Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$40,836,510	$-	$-	$40,836,510
Short-Term Investments	1,566,876	-	-	1,566,876
Total Investments	$42,403,386	$-	$-	$42,403,386

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 96.0%
Automobiles & Components: 2.7%
135,000	Dorman Products, Inc. *	$6,870,150
Banks: 2.7%
50,000	Signature Bank *	6,878,000
Capital Goods: 14.9%
35,000	Acuity Brands, Inc.	6,145,300
135,000	B/E Aerospace, Inc.	5,926,500
90,000	Graco Inc.	6,032,700
60,000	Lennox International Inc.	6,799,800
60,000	The Middleby Corp. *	6,311,400
45,000	Snap-on, Inc.	6,792,300
		38,008,000
Commercial & Professional Services: 7.8%
80,000	Cintas Corp.	6,860,000
65,000	Equifax Inc.	6,316,700
130,000	Robert Half International, Inc.	6,650,800
		19,827,500
Consumer Durables & Apparel: 7.3%
70,000	Carter's, Inc.	6,344,800
130,000	Jarden Corp. *	6,354,400
50,000	Polaris Industries, Inc.	5,993,500
		18,692,700
Consumer Services: 2.4%
165,000	Texas Roadhouse, Inc.	6,138,000
Diversified Financials: 2.3%
120,000	Raymond James Financial, Inc.	5,955,600
Energy: 2.1%
55,000	Core Laboratories N.V.	5,489,000
Food, Beverage & Tobacco: 2.0%
100,000	The Hain Celestial Group, Inc. *	5,160,000
Health Care Equipment & Services: 7.7%
40,000	The Cooper Companies, Inc.	5,954,400
48,000	Henry Schein, Inc. *	6,370,560
100,000	IDEXX Laboratories, Inc. *	7,425,000
		19,749,960
Household & Personal Products: 2.5%
75,000	Church & Dwight Co., Inc.	6,292,500
Materials: 4.7%
65,000	Airgas, Inc.	5,806,450
60,000	International Flavors & Fragrances, Inc.	6,195,600
		12,002,050
Media: 2.3%
120,000	Scripps Networks Interactive, Inc. - Class A	5,902,800
Pharmaceuticals, Biotechnology & Life Sciences: 4.7%
20,000	Mettler-Toledo International, Inc. *	5,694,800
100,000	PAREXEL International Corp. *	6,192,000

		11,886,800
Retailing: 4.9%
90,000	Foot Locker, Inc.	6,477,300
80,000	Williams-Sonoma, Inc.	6,108,000
		12,585,300
Semiconductor & Semiconductor Equipment: 2.6%
165,000	Linear Technology Corp.	6,657,750
Software & Services: 12.8%
26,000	Alliance Data Systems Corp. *	6,733,480
70,000	ANSYS, Inc. *	6,169,800
40,000	FactSet Research Systems, Inc.	6,392,400
100,000	Jack Henry & Associates, Inc.	6,961,000
140,000	Synopsys, Inc. *	6,465,200
		32,721,880
Technology Hardware & Equipment: 7.2%
185,000	Cognex Corp.	6,358,450
55,000	F5 Networks, Inc. *	6,369,000
75,000	IPG Photonics Corp. *	5,697,750
		18,425,200
Transportation: 2.4%
85,000	J.B. Hunt Transport Services, Inc.	6,069,000
TOTAL COMMON STOCKS
(Cost $234,174,666)		245,312,190
REAL ESTATE INVESTMENT TRUSTS: 2.3%
80,000	Camden Property Trust	5,912,000
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $5,590,911)		5,912,000
SHORT-TERM INVESTMENTS: 1.5%
Money Market Fund: 1.5%
3,815,760	Invesco Short-Term Prime Portfolio - Institutional Class, 0.08% 1	3,815,760
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,815,760)		3,815,760
TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $243,581,337)		255,039,950
Other Assets in Excess of Liabilities: 0.2%		621,749
TOTAL NET ASSETS: 100.0%		$255,661,699

*	Non-income producing security.
1	Seven-day yield as of September 30, 2015.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Cost of investments	$243,480,660

Gross unrealized appreciation	26,967,011
Gross unrealized depreciation	(15,407,721)
Net unrealized appreciation	$11,559,290

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semiannual report.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015. See the Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$245,312,190	$-	$-	$245,312,190
Real Estate Investment Trusts	5,912,000	-	-	5,912,000
Short-Term Investments	3,815,760	-	-	3,815,760
Total Investments	$255,039,950	$-	$-	$255,039,950

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 89.7%
Banks: 5.0%
68,600	People's United Financial, Inc.	$1,079,078
Capital Goods: 7.8%
27,900	United Rentals, Inc. *	1,675,395
Consumer Services: 3.9%
35,600	Diamond Resorts International, Inc. *	832,684
Food & Staples Retailing: 4.9%
145,000	SuperValu, Inc. *	1,041,100
Health Care Equipment & Services: 4.6%
8,000	Teleflex, Inc.	993,680
Media: 10.5%
34,000	Starz *	1,269,560
36,000	Twenty-First Century Fox, Inc.	971,280
		2,240,840
Pharmaceuticals, Biotechnology & Life Sciences: 9.4%
5,730	Valeant Pharmaceuticals International, Inc. *	1,022,118
23,800	Zoetis, Inc.	980,084
		2,002,202
Retailing: 9.1%
14,000	HSN, Inc.	801,360
124,000	J.C. Penney Co., Inc. *	1,151,960
		1,953,320
Semiconductors & Semiconductor Equipment: 7.1%
61,200	NVIDIA Corp.	1,508,580
Software & Services: 13.3%
26,000	Cardtronics, Inc. *	850,200
21,700	CyberArk Software Ltd. *	1,088,038
33,000	VeriFone Systems, Inc. *	915,090
		2,853,328
Technology Hardware & Equipment: 5.8%
7,150	Palo Alto Networks, Inc. *	1,229,800
Transportation: 8.3%
5,900	Canadian Pacific Railway Ltd.	847,063
55,400	Hertz Global Holdings, Inc. *	926,842
		1,773,905
TOTAL COMMON STOCKS
(Cost $18,524,482)		19,183,912
REAL ESTATE INVESTMENT TRUSTS: 10.2%
12,800	American Tower Corp.	1,126,144
3,900	Equinix, Inc.	1,066,260
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,914,443)		2,192,404
SHORT-TERM INVESTMENTS: 4.4%
Money Market Fund: 4.4%
943,046	Invesco Short-Term Prime Portfolio - Institutional Class, 0.08% 1	943,046

TOTAL SHORT-TERM INVESTMENTS
(Cost $943,046)	943,046
TOTAL INVESTMENTS IN SECURITIES: 104.3%
(Cost $21,381,971)	22,319,362
Liabilities in Excess of Other Assets: (4.3)%	(924,437)
TOTAL NET ASSETS: 100.0%	$21,394,925

*	Non-income producing security.
1	Seven-day yield as of September 30, 2015.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Cost of investments	$21,302,926

Gross unrealized appreciation	2,996,943
Gross unrealized depreciation	(1,980,507)
Net unrealized appreciation	$1,016,436

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semiannual report.

Congress All Cap Opportunity Fund
Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2015. See the Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$19,183,912	$-	$-	$19,183,912
Real Estate Investment Trusts	2,192,404	-	-	2,192,404
Short-Term Investments	943,046	-	-	943,046
Total Investments	$22,319,362	$-	$-	$22,319,362

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*                /s/ Elaine E. Richards
Elaine E. Richards, President

Date          November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Elaine E. Richards
Elaine E. Richards, President

Date          November 18, 2015

By (Signature and Title)*                /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date          November 19, 2015
* Print the name and title of each signing officer under his or her signature.